UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.36%, 9/25/36 (a)	$78	$62,890
Series 2007-HE3, Class 2A, 0.33%, 4/25/37 (a)	560	436,173
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 0.44%, 7/25/36 (a)	100	59,612
Series 2006-NC5, Class A3, 0.34%, 1/25/37 (a)	200	122,951
Series 2007-RFC1, Class A3, 0.33%, 12/25/36 (a)	100	64,041
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.19%, 10/25/37 (a)(b)	2,095	1,498,070
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (a)	535	440,535
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 1.09%, 11/25/34 (a)	36	34,914
Series 2006-13, Class 3AV2, 0.33%, 1/25/37 (a)	114	108,157
Series 2007-7, Class 2A2, 0.35%, 10/25/47 (a)	51	51,008
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	700	702,332
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.37%, 8/15/25 (a)(b)	1,000	989,922
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.33%, 9/25/36 (a)	298	280,292
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.49%, 3/25/36 (a)	100	64,530
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.19%, 6/17/31 (a)(b)	400	396,375
Series 2014-SFR2, Class A, 1.29%, 9/17/16 (a)(b)	1,385	1,376,679
Series 2015-SFR1, Class A, 1.64%, 3/17/32 (a)(b)	785	786,888
Series 2015-SFR2, Class A, 1.54%, 6/17/32 (a)(b)	1,078	1,079,778
Series 2015-SFR3, Class A, 1.49%, 8/17/32 (a)(b)	2,291	2,286,613
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.46%, 4/25/36 (a)	200	172,876
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)	2,541	1,530,685
LFRF, Series 2015-1, Class A, 3.50%, 10/01/27 (b)	800	800,000
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A2, 0.30%, 11/25/36 (a)	13	6,325

Asset-Backed Securities	Par (000)	Value
Series 2006-10, Class 2A3, 0.35%, 11/25/36 (a)	$129	$62,453
Series 2006-10, Class 2A4, 0.41%, 11/25/36 (a)	27	13,378
Series 2006-2, Class 1A, 0.37%, 3/25/46 (a)	125	78,640
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, 0.43%, 5/25/37 (a)	551	331,712
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE4, Class A4, 0.43%, 6/25/36 (a)	1,389	1,039,804
OCP CLO Ltd., Series 2012-2A, Class A2, 1.76%, 11/22/23 (a)(b)	1,300	1,298,207
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.59%, 2/17/32 (a)(b)	1,000	1,002,186
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)	800	792,818
RAMP Trust, Series 2006-RZ2, Class A3, 0.46%, 5/25/36 (a)	380	344,887
Scholar Funding Trust, Series 2011-A, Class A, 1.19%, 10/28/43 (a)(b)	730	718,521
Silver Bay Realty Trust, Series 2014-1, Class A, 1.19%, 9/17/31 (a)(b)	1,080	1,067,967
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.49%, 11/25/35 (a)	68	67,585
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A4, 0.32%, 2/25/37 (a)	590	515,856
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 6/17/32 (a)(b)	600	597,795
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	722,252
Total Asset-Backed Securities — 7.5%		22,005,707

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.7%
Banc of America Funding Trust, Series 2006-A, Class 3A2, 2.79%, 2/20/36 (a)	92	74,386
Banc of America Mortgage Trust:
Series 2003-3, Class 2A1, 0.74%, 5/25/18 (a)	15	14,968
Series 2005-G, Class 2A4, 2.75%, 8/25/35 (a)	817	743,468
Series 2005-I, Class 2A5, 2.75%, 10/25/35 (a)	547	480,161
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (a)	350	347,470

Portfolio Abbreviations

ADR	American Depositary Receipts	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
OTC	Over-the-counter

MANAGED ACCOUNT SERIES	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)	$60	$53,342
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)	69	56,895
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	260	255,152
Series 2006-HYB2, Class 3A1, 2.48%, 4/20/36 (a)	254	214,560
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.54%, 10/25/35 (a)(b)	17	17,164
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	232	239,781
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	56	56,258
Series 2005-47CB, Class A2, 0.69%, 10/25/35 (a)	140	107,009
Series 2006-15CB, Class A1, 6.50%, 6/25/36	516	419,343
Series 2006-19CB, Class A15, 6.00%, 8/25/36	360	328,682
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	630	527,112
Series 2006-45T1, Class 2A5, 6.00%, 2/25/37	1,413	1,183,374
Series 2006-OA3, Class 1A1, 0.39%, 5/25/36 (a)	64	52,433
Series 2007-19, Class 1A4, 6.00%, 8/25/37	1,767	1,472,947
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	342	307,821
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	80	64,383
Series 2007-HY7C, Class A1, 0.33%, 8/25/37 (a)	2,467	2,093,395
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.39%, 4/25/46 (a)	308	248,449
Credit Suisse Mortgage Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	181	171,615
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.41%, 6/25/37 (a)	239	199,653
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.74%, 8/19/36 (a)	1,368	1,120,461
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 4.71%, 3/25/37 (a)	243	213,379
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.39%, 10/25/36 (a)	2,456	2,099,038
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.28%, 9/01/21 (a)(b)	1,024	1,025,494
Series 2014-2, Class A, 2.18%, 12/01/21 (a)(b)	1,184	1,170,261
Series 2015-1, Class A, 2.18%, 1/01/20 (a)(b)	1,445	1,428,800
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	108	106,406

		16,893,660
Commercial Mortgage-Backed Securities — 6.5%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.68%, 7/05/21 (a)(b)	1,400	1,392,122
Commercial Mortgage Trust, Series 2015-CR24, Class A5, 3.77%, 7/10/25	1,400	1,451,461

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)	$1,500	$1,480,322
Great Wolf Trust, Series 2015-WOLF, Class A, 1.64%, 5/15/34 (a)(b)	300	299,606
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48	900	926,910
Hilton USA Trust, Series 2013-HLF, Class AFL, 1.19%, 11/05/30 (a)(b)	4,533	4,531,661
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class A4, 5.48%, 12/12/44 (a)	886	892,791
Series 2015-CSMO, Class A, 1.44%, 1/15/32 (a)(b)	1,600	1,595,982
Series 2015-CSMO, Class D, 3.49%, 1/15/32 (a)(b)	900	895,819
Series 2015-CSMO, Class E, 4.14%, 1/15/32 (a)(b)	900	902,711
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class A4, 5.36%, 3/15/44	1,200	1,257,778
Series 2014-MP, Class A, 3.47%, 8/11/33 (b)	900	934,293
Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 2.19%, 9/25/44 (a)(b)	1,161	1,155,253
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.77%, 9/15/48	1,300	1,334,814

		19,051,523
Interest Only Commercial Mortgage-Backed Securities — 3.3%
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class XA, 0.88%, 2/10/47 (a)	2,193	97,514
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.52%, 3/10/46 (a)	3,862	286,848
Series 2014-CR15, Class XA, 1.34%, 2/10/47 (a)	15,559	993,929
Series 2015-CR24, Class XA, 1.04%, 8/10/55 (a)	4,100	261,482
Series 2015-DC1, Class XA, 1.19%, 2/04/48 (a)	9,492	731,011
Series 2015-LC19, Class XA, 1.24%, 2/10/48 (a)	3,390	295,710
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (a)	6,995	392,479
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)	10,760	503,460
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	9,200	411,240
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)	4,600	347,990
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 0.98%, 4/15/50 (a)	7,087	471,543
CSMC Trust, Series 2014-USA, Class X1, 0.55%, 9/17/37 (a)(b)	10,500	484,575
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	72,829	388,036
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.39%, 2/15/48 (a)	10,160	871,510
Series 2015-C28, Class XA, 1.21%, 10/15/48 (a)	9,737	729,526

2	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.21%, 11/15/46 (a)	$2,946	$201,471
Series 2014-C18, Class XA, 1.00%, 10/29/47 (a)	597	30,356
Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)	6,377	443,417
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.01%, 2/15/48 (a)	9,978	706,208
Series 2015-C30, Class XA, 1.18%, 9/15/48 (a)	3,400	248,336
Series 2015-NXS1, Class XA, 1.21%, 5/15/48 (a)	4,392	350,196
WFRBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.96%, 9/15/57 (a)	4,572	280,335
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)	2,292	149,561
Series 2014-LC14, Class XA, 1.45%, 3/15/47 (a)	2,560	201,250

		9,877,983
Total Non-Agency Mortgage-Backed Securities — 15.5%		45,823,166

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Freddie Mac:
Series 2014-DN4, Class M1, 1.59%, 10/27/24 (a)	295	294,922
Series 2411, Class FJ, 0.54%, 12/15/29 (a)	10	10,031
Ginnie Mae:
Series 2009-122, Class PY, 6.00%, 12/20/39	278	308,878
Series 2014-107, Class WX, 6.84%, 7/20/39 (a)	989	1,170,875
Series 2014-12, Class ZA, 3.00%, 1/20/44	628	598,586
Series 2014-62, Class Z, 3.00%, 4/20/44	519	485,100

		2,868,392
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 413, Class C31, 4.00%, 11/25/40	372	79,330
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Fannie Mae, Series 2012-M9, Class X1, 4.03%, 12/25/17 (a)	9,470	678,744
Freddie Mac:
Series K040, Class X1, 0.74%, 9/25/24 (a)	3,586	200,751
Series K041, Class X1, 0.56%, 10/25/24 (a)	5,186	222,906
Series K042, Class X1, 1.06%, 12/25/24 (a)	1,697	135,961
Series K043, Class X1, 0.55%, 12/25/24 (a)	15,986	694,528
Series K045, Class X1, 0.46%, 1/25/25 (a)	20,988	771,739
Series K718, Class X1, 0.65%, 1/25/22 (a)	7,193	262,834

		2,967,463

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 161.3%
Fannie Mae Mortgage-Backed Securities:
2.00%, 8/01/30 (d)	$900	$888,239
2.50%, 4/01/30-8/01/30 (d)	24,653	25,005,956
3.00%, 4/01/29-8/01/45 (d)	64,197	65,650,036
3.50%, 9/01/28-8/01/45 (d)	39,510	41,318,671
4.00%, 5/01/27-8/01/45 (d)	28,294	30,140,160
4.50%, 7/01/24-8/01/45 (d)	18,948	20,561,156
5.00%, 1/01/23-8/01/45 (d)	14,967	16,563,963
5.50%, 12/01/15-8/01/45 (d)	3,557	4,010,728
6.00%, 12/01/32-6/01/41	2,800	3,185,237
6.50%, 9/01/36-8/01/45 (d)	2,298	2,644,085
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-7/01/30	742	754,222
3.00%, 8/01/30-8/01/45 (d)	15,045	15,236,972
3.50%, 7/01/26-8/01/45 (d)	48,075	49,689,533
4.00%, 8/01/30-8/01/45 (d)	50,472	53,490,322
4.50%, 1/01/19-8/01/45 (d)	1,655	1,789,846
5.00%, 11/01/24-8/01/45 (d)	4,293	4,745,070
5.50%, 6/01/41-8/01/45 (d)	3,122	3,487,674
6.00%, 6/01/27-11/01/39	580	654,612
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-8/15/45 (d)	15,164	15,426,373
3.50%, 9/15/42-8/15/45 (d)	41,143	43,019,774
4.00%, 9/20/40-8/15/45 (d)	50,207	53,304,613
4.50%, 3/15/40-8/15/45 (d)	12,655	13,743,433
5.00%, 12/15/34-8/15/45 (d)	4,852	5,361,387
5.50%, 7/15/38-12/20/41	2,093	2,361,802
6.00%, 8/15/45 (d)	670	756,030
6.50%, 10/15/38-2/20/41	904	1,064,804

		474,854,698
Total U.S. Government Sponsored Agency Securities — 163.3%		480,769,883
Total Investments Before TBA Sale Commitments and Options Written (Cost — $543,953,364*) — 186.3%		548,598,756

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities:
2.50%, 8/01/30	15,527	(15,754,354)
3.00%, 8/01/30-8/01/45	27,679	(28,200,115)
3.50%, 8/01/30-8/01/45	17,542	(18,238,912)
4.00%, 8/01/45	16,474	(17,525,504)
4.50%, 8/01/45	4,650	(5,044,705)
5.50%, 8/01/45	3,000	(3,367,031)
6.00%, 8/01/45	400	(453,986)
Freddie Mac Mortgage-Backed Securities:
2.50%, 8/01/30	743	(753,681)
3.50%, 8/01/45	29,800	(30,825,701)
4.00%, 8/01/45	29,800	(31,602,220)
4.50%, 8/01/45	1,000	(1,082,256)
5.00%, 8/01/45	2,200	(2,420,730)
5.50%, 8/01/45	700	(782,688)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/15/45	2,739	(2,785,648)
3.50%, 8/15/45	5,400	(5,639,624)
4.00%, 8/15/45	22,985	(24,407,645)
5.00%, 8/15/45	500	(553,359)
5.50%, 8/15/45	400	(448,938)
Total TBA Sale Commitments (Proceeds — $189,071,582) — (64.5)%		(189,887,097)

MANAGED ACCOUNT SERIES	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Options Written	Value
(Premiums Received — $55,550) — (0.0)%	$(32,794)
Total Investments Net of TBA Sale Commitments and Options Written — 121.8%	358,678,865
Liabilities in Excess of Other Assets — (21.8)%	(64,207,671)

Net Assets — 100.0%	$294,471,194

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$543,954,152

Gross unrealized appreciation	$7,478,197
Gross unrealized depreciation	(2,833,593)

Net unrealized appreciation	$4,644,604

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of July 31, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(542,013)	$5,947
BNP Paribas Securities Corp.	$1,713,869	$10,213
Citigroup Global Markets, Inc.	$14,885,947	$131,082
Credit Suisse Securities (USA) LLC	$12,681,725	$51,561
Deutsche Bank Securities, Inc.	$(4,457,607)	$(38,982)
Goldman Sachs & Co.	$63,199,778	$550,903
J.P. Morgan Securities LLC	$15,531,781	$130,359
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$6,449,423	$14,324
Morgan Stanley & Co. LLC	$3,566,605	$22,263
Nomura Securities International, Inc.	$(3,360,140)	$(28,517)
RBC Capital Markets, LLC	$(726,370)	$(4,277)
Wells Fargo Securities, LLC	$(4,582)	$—

4	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of July 31, 2015
Financial Futures Contracts
Contracts Long (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(2)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	498,175	$(1,598)
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	764,625	(6,354)
1	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	219,063	577
(32)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	3,835,000	(11,669)
12	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	1,914,375	22,327
(1)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	248,263	(1,026)
10	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	2,477,875	7,991
(121)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	29,859,775	(6,700)
(1)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	245,950	(1,239)
1	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	245,588	209
Total						$2,518

Swaptions Written — OTC Interest Rate
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.96%	Pay	3-month LIBOR	9/08/15	USD	700	$(8,647)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.96%	Pay	3-month LIBOR	9/08/15	USD	400	(4,925)
5-Year Interest Rate Swap	Credit Suisse International	Call	1.99%	Pay	3-month LIBOR	9/08/15	USD	600	(8,178)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.99%	Pay	3-month LIBOR	9/08/15	USD	600	(8,178)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.96%	Receive	3-month LIBOR	9/08/15	USD	700	(962)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.96%	Receive	3-month LIBOR	9/08/15	USD	400	(553)
5-Year Interest Rate Swap	Credit Suisse International	Put	1.99%	Receive	3-month LIBOR	9/08/15	USD	600	(675)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.99%	Receive	3-month LIBOR	9/08/15	USD	600	(676)
Total									$(32,794)

Centrally Cleared Credit Interest Rate Swaps
Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.61%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	USD	6,920	$(4,719)
1.89%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	USD	3,500	(41,965)
1.89%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	USD	3,500	(42,368)
1.49%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/20/20	USD	4,500	8,098
2.31%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/11/25	USD	500	(6,838)
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	410	24,329
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	400	27,240
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	400	26,325
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	380	22,336
2.83%[3]	3-month LIBOR	Chicago Mercantile	N/A	7/10/45	USD	1,550	35,550
Total							$47,988

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

MANAGED ACCOUNT SERIES	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Total Return Swaps — OTC
Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Bank of America N.A.	1/12/41	USD	74	$(1,149)	$(347)	$(802)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	148	2,298	(1,345)	3,643
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	148	(2,298)	(809)	(1,489)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	74	1,149	(651)	1,800
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	74	(1,149)	35	(1,184)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	74	(1,149)	35	(1,184)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	193	(2,980)	447	(3,427)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	161	(2,483)	(225)	(2,258)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	77	(1,187)	(7)	(1,180)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs International	1/12/41	USD	96	(1,490)	(681)	(809)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs International	1/12/41	USD	96	(1,490)	(30)	(1,460)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs International	1/12/41	USD	77	(1,187)	(77)	(1,110)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	74	1,149	(626)	1,775
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	321	(4,967)	695	(5,662)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	298	6,032	(2,220)	8,252
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	263	5,324	1,117	4,207
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	258	5,234	335	4,899
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	149	3,017	(2,424)	5,441
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	149	3,016	(1,361)	4,377
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	149	3,016	(1,291)	4,307
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,016)	(871)	(2,145)

6	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,017)	(674)	$(2,343)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,016)	(560)	(2,456)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,016)	(190)	(2,826)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,017)	(128)	(2,889)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,017)	42	(3,059)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	149	(3,016)	830	(3,846)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	74	(1,508)	(567)	(941)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	74	(1,508)	1,215	(2,723)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Deutsche Bank AG	1/12/44	USD	74	1,508	(520)	2,028
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs International	1/12/44	USD	74	(1,509)	(544)	(965)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/44	USD	74	(1,508)	(14)	(1,494)

Total							$(16,934)	$(11,411)	$(5,523)

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

MANAGED ACCOUNT SERIES	JULY 31, 2015	7

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$21,205,707	$800,000	$22,005,707
Non-Agency Mortgage-Backed Securities	—	38,533,298	7,289,868	45,823,166
U.S. Government Sponsored Agency Securities	—	480,769,883	—	480,769,883
Liabilities:
Investments:
TBA Sale Commitments	—	(189,887,097)	—	(189,887,097)

Total	—	$350,621,791	$8,089,868	$358,711,659

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$31,104	$184,607	—	$215,711
Liabilities:
Interest rate contracts	(28,586)	(174,936)	—	(203,522)

Total	$2,518	$9,671	—	$12,189

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$46,366,318	—	—	$46,366,318
Cash pledged for financial futures contracts	71,680	—	—	71,680
Cash pledged for centrally cleared swaps	252,020	—	—	252,020

Total	$46,690,018	—	—	$46,690,018

During the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening balance, as of April 30, 2015	—	$7,584,172	$7,584,172
Transfers into Level 3	$800,000	—	800,000
Transfers out of Level 3	—	(2,470,782)	(2,470,782)
Accrued discounts/premiums	—	441	441
Net realized gain (loss)	—	3,475	3,475
Net change in unrealized appreciation (depreciation)[1]	—	(16,460)	(16,460)
Purchases	—	2,514,380	2,514,380
Sales	—	(325,358)	(325,358)

Closing balance, as of July 31, 2015	$800,000	$7,289,868	$8,089,868

Net change in unrealized appreciation (depreciation) on investments held as of July 31, 2015[1]	—	$(16,460)	$(16,460)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

8	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments July 31, 2015 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.3%
Arcos Dorados Holdings, Inc., Class A	122,610	$521,093
Australia — 1.7%
Iluka Resources Ltd.	136,400	782,937
MMG Ltd. (a)(b)	1,308,000	355,477
Orocobre Ltd. (a)(b)	531,420	769,115
Pancontinental Oil & Gas NL (a)	2,754,500	10,015
Parnell Pharmaceuticals Holdings Pty Ltd. (a)	89,393	429,980
Stockland	220,829	684,479

		3,032,003
Austria — 0.9%
Schoeller-Bleckmann Oilfield Equipment AG	20,800	1,176,391
UNIQA Insurance Group AG	41,100	388,386

		1,564,777
Belgium — 1.3%
Mobistar SA (a)	76,800	1,660,764
Ontex Group NV	19,867	604,166

		2,264,930
Brazil — 0.5%
Brasil Insurance Participacoes e Administracao SA	235,654	64,696
Cia Hering	179,531	622,915
Ser Educacional SA	30,219	96,113

		783,724
British Virgin Islands — 0.6%
Atlas Mara Co.-Nvest Ltd. (a)	116,452	698,712
Nomad Foods Ltd. (a)	12,583	261,097

		959,809
Canada — 5.7%
Africa Oil Corp. (a)(b)	653,700	989,659
BRP, Inc. (a)	23,000	495,049
Continental Gold, Inc. (a)(b)	623,200	1,372,341
Diagnocure, Inc. (a)	752,226	63,268
Dollarama, Inc.	20,600	1,226,219
Element Financial Corp. (a)	89,700	1,359,371
Lundin Mining Corp. (a)	256,700	926,424
Mogo Finance Technology, Inc. (a)	85,480	450,978
Painted Pony Petroleum Ltd. (a)	170,487	917,711
Premier Gold Mines Ltd. (a)	329,600	509,074
Torex Gold Resources, Inc. (a)	1,152,600	987,049
Trevali Mining Corp. (a)	759,500	476,194
Trevali Mining Corp. (a)	216,473	135,725

		9,909,062
China — 0.9%
Angang Steel Co. Ltd., Class H (b)	442,000	224,443
Daphne International Holdings Ltd. (b)	1,101,600	218,669
Far East Horizon Ltd.	1,132,000	1,055,041

		1,498,153
Cyprus — 0.2%
Globaltrans Investment PLC — GDR, Registered Shares (a)	95,700	344,041
Denmark — 0.9%
ALK-Abello A/S	4,303	525,495
Sydbank A/S	25,700	972,903

		1,498,398
France — 3.6%
Elior	47,124	926,057
Elis SA	67,309	1,113,266

Common Stocks	Shares	Value
France (concluded)
Eurofins Scientific SE	1,160	$380,368
GameLoft SE (a)	118,300	559,472
Klepierre	20,948	953,104
Saft Groupe SA	22,000	897,273
UBISOFT Entertainment (a)	70,500	1,369,706

		6,199,246
Germany — 1.9%
GEA Group AG	12,050	509,905
Rheinmetall AG	18,750	1,020,488
Salzgitter AG	28,700	1,024,604
Vossloh AG (a)	10,600	673,838

		3,228,835
Hong Kong — 0.8%
Chow Sang Sang Holdings International Ltd.	219,000	424,530
Clear Media Ltd. (b)	324,000	365,511
Melco International Development Ltd. (b)	323,000	553,242

		1,343,283
India — 1.4%
Container Corp. of India Ltd.	26,650	682,395
Indiabulls Real Estate Ltd. (a)	654,600	642,252
Sun TV Network Ltd.	38,100	200,132
Zee Entertainment Enterprises Ltd.	131,500	817,179

		2,341,958
Indonesia — 1.0%
Bank Tabungan Negara Persero Tbk PT	11,937,500	1,031,853
Tower Bersama Infrastructure Tbk PT (a)	1,186,800	734,948

		1,766,801
Ireland — 0.8%
Ryanair Holdings PLC — ADR	19,700	1,459,967
Italy — 2.6%
Banca Popolare di Milano Scarl	1,299,172	1,405,240
Beni Stabili SpA SIIQ	710,100	560,111
Credito Valtellinese SC (a)	640,400	912,875
Massimo Zanneti Beverage Group SpA (a)	41,422	516,331
Mediolanum SpA	128,800	1,031,139

		4,425,696
Japan — 6.1%
Asics Corp.	33,150	952,670
The Bank of Yokohama Ltd.	184,000	1,169,144
Credit Saison Co. Ltd.	48,200	1,066,756
Don Quijote Holdings Co. Ltd.	22,700	967,714
Hisaka Works Ltd.	33,600	316,131
JGC Corp.	44,000	751,438
Mitsui Chemicals, Inc.	407,000	1,524,426
NGK Insulators Ltd.	38,000	973,930
Rohm Co. Ltd.	17,300	1,000,259
Tokyo Broadcasting System Holdings, Inc.	111,200	1,620,427
Tokyo Steel Manufacturing Co. Ltd.	45,900	314,533

		10,657,428
Luxembourg — 0.5%
B&M European Value Retail SA	50,145	279,327
Stabilus SA (a)	17,636	648,949

		928,276
Malaysia — 0.1%
AirAsia Bhd	437,650	155,629

MANAGED ACCOUNT SERIES	JULY 31, 2015	9

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway — 0.5%
Hoegh LNG Holdings Ltd.	54,700	$876,071
Poland — 0.5%
Alior Bank SA (a)	38,700	887,817
South Korea — 1.0%
GS Holdings Corp.	19,300	751,789
Lotte Chemical Corp.	4,700	1,046,657

		1,798,446
Sweden — 0.5%
SSAB AB, A Shares (a)(b)	142,800	679,892
The Thule Group AB	21,820	260,522

		940,414
Switzerland — 3.3%
Aryzta AG	16,519	838,135
Basilea Pharmaceutica (a)	9,396	1,034,425
EFG International AG	5,900	68,690
Leonteq AG	7,900	1,822,480
OC Oerlikon Corp. AG	61,200	750,554
Straumann Holding AG	2,900	858,007
Valiant Holding AG, Registered Shares	4,217	419,387

		5,791,678
United Kingdom — 6.8%
Arrow Global Group PLC	308,500	1,300,773
AVEVA Group PLC	28,200	971,047
Babcock International Group PLC	41,400	640,499
Balfour Beatty PLC	216,200	794,716
Crest Nicholson Holdings PLC	103,400	881,649
De La Rue PLC	78,800	620,640
Exova Group PLC	306,062	804,169
IMI PLC	41,700	689,915
Intertek Group PLC	28,000	1,070,025
Michael Page International PLC	101,700	869,383
Poundland Group PLC	71,500	376,510
Quotient Ltd. (a)	62,896	1,078,666
Rentokil Initial PLC	125,400	287,913
Virgin Money Holdings UK PLC (a)	204,737	1,357,622

		11,743,527
United States — 54.2%
Albemarle Corp.	18,200	986,440
AMC Entertainment Holdings, Inc., Class A	28,752	927,252
American Campus Communities, Inc.	26,252	979,725
Angie’s List, Inc. (a)(b)	29,200	146,000
ARRIS Group, Inc. (a)	36,496	1,128,456
Axiall Corp.	22,443	660,497
Barracuda Networks, Inc. (a)	34,700	952,168
Blackhawk Network Holdings, Inc. (a)	35,111	1,612,648
Bloomin’ Brands, Inc.	42,763	995,950
Burlington Stores, Inc. (a)	17,617	969,640
Cable One, Inc. (a)	3,168	1,315,417
CARBO Ceramics, Inc. (b)	11,200	367,920
Celanese Corp., Class A	16,800	1,107,456
Chart Industries, Inc. (a)	6,100	166,530
Constant Contact, Inc. (a)	41,274	1,066,520
CyrusOne, Inc.	58,939	1,811,785
Deckers Outdoor Corp. (a)	13,884	1,011,866
DSP Group, Inc. (a)	56,800	495,864
DSW, Inc. — Class A	29,989	975,242
DXP Enterprises, Inc. (a)	20,700	759,690
E*TRADE Financial Corp. (a)	24,100	684,922
Essent Group Ltd. (a)	47,800	1,399,106

Common Stocks	Shares	Value
United States (continued)
EVINE Live, Inc. (a)	35,869	$78,553
FCB Financial Holdings, Inc., Class A (a)	26,900	934,237
First Solar, Inc. (a)	17,700	784,110
Five Below, Inc. (a)	24,200	892,254
Flowers Foods, Inc.	48,566	1,051,940
Foot Locker, Inc.	4,551	321,073
GNC Holdings, Inc., Class A	28,702	1,412,425
Heritage Insurance Holdings, Inc. (a)	35,000	865,200
IDEX Corp.	18,700	1,421,761
Insulet Corp. (a)	59,634	2,020,996
Invacare Corp.	69,315	1,181,821
Itron, Inc. (a)	5,400	174,042
j2 Global, Inc.	16,900	1,189,760
Jack Henry & Associates, Inc.	12,000	838,320
KBR, Inc.	62,800	1,097,116
KLX, Inc. (a)	21,800	856,304
Kraton Performance Polymers, Inc. (a)	38,000	779,760
La Quinta Holdings, Inc. (a)	56,405	1,196,914
Live Nation Entertainment, Inc. (a)	37,300	978,006
LKQ Corp. (a)	46,807	1,472,548
ManpowerGroup, Inc.	13,100	1,185,288
Marcus & Millichap, Inc. (a)	47,804	2,449,477
MCBC Holdings, Inc. (a)	3,519	53,841
The Men’s Wearhouse, Inc.	14,341	853,576
Mentor Graphics Corp.	48,900	1,275,801
Merit Medical Systems, Inc. (a)	90,230	2,306,279
Monotype Imaging Holdings, Inc.	25,300	630,729
MSC Industrial Direct Co., Inc., Class A	12,900	919,254
New Relic, Inc. (a)	15,100	525,480
Nordson Corp.	12,400	918,964
NuVasive, Inc. (a)	45,739	2,516,102
Oasis Petroleum, Inc. (a)	59,700	574,911
OSI Systems, Inc. (a)	17,949	1,259,661
Owens & Minor, Inc.	59,401	2,088,539
Pacific Biosciences of California, Inc. (a)(b)	169,788	966,094
People’s United Financial, Inc.	79,500	1,293,465
Pfenex, Inc. (a)	103,745	2,198,357
Pinnacle Foods, Inc.	15,557	699,287
Pitney Bowes, Inc.	37,872	792,282
Prestige Brands Holdings, Inc. (a)	25,253	1,202,548
PrivateBancorp, Inc.	31,700	1,310,478
PTC, Inc. (a)	35,500	1,290,425
PVH Corp.	7,220	837,809
Qlik Technologies, Inc. (a)	34,500	1,395,870
Rouse Properties, Inc. (b)	89,690	1,578,544
Semtech Corp. (a)	39,992	703,459
Silver Bay Realty Trust Corp.	65,546	1,062,501
SM Energy Co.	31,200	1,156,584
Smart & Final Stores, Inc. (a)	48,100	836,940
Steel Dynamics, Inc.	75,800	1,518,274
Stratasys Ltd. (a)(b)	25,000	768,250
SUPERVALU, Inc. (a)	217,309	2,003,589
Synovus Financial Corp.	44,000	1,386,880
Tanger Factory Outlet Centers, Inc.	53,509	1,737,972
TECO Energy, Inc.	45,100	997,612
Teleflex, Inc.	16,829	2,254,918
TimkenSteel Corp.	20,333	378,804
TransEnterix, Inc. (a)(b)	226,162	739,550
TransUnion (a)	29,800	747,980
Tribune Media Co., Class A	28,865	1,457,394
The Ultimate Software Group, Inc. (a)	3,800	699,998
Urban Outfitters, Inc. (a)	17,933	584,974
Vera Bradley, Inc. (a)(b)	36,178	392,893

10	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Verint Systems, Inc. (a)	26,100	$1,519,542
Yelp, Inc. (a)	42,400	1,119,360
Zynga, Inc., Class A (a)	291,800	723,664

		93,982,433
Total Common Stocks — 98.6%		170,903,495

Warrants (c)
British Virgin Islands — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50)	77,800	7,780
United Kingdom — 0.3%
Quotient Ltd. (Issued/Exercisable 5/27/14, 1 Share for 1 Warrant, Expires 10/25/15, Strike Price USD 8.80)	69,920	540,482
Total Warrants — 0.3%		548,262
Total Long-Term Investments (Cost — $147,241,972) — 98.9%		171,451,757

Short-Term Securities	Beneficial Interest (000)	Value
Money Market Funds — 3.1%
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$5,425	$5,424,792
	Par (000)
Time Deposits
United States — 1.0%
JPMorgan Chase Bank N.A., 0.12%, 8/01/15	1,637	1,636,855
Total Short-Term Securities (Cost — $7,061,647) — 4.1%		7,061,647
Total Investments (Cost — $154,303,619*) — 103.0%		178,513,404
Liabilities in Excess of Other Assets — (3.0)%		(5,136,473)

Net Assets — 100.0%		$173,376,931

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$158,320,111

Gross unrealized appreciation	$31,938,968
Gross unrealized depreciation	(11,745,675)

Net unrealized appreciation	$20,193,293

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2015	Net Activity	Beneficial Interest Held at July 31, 2015	Income
BlackRock Liquidity Series, LLC, Money Market Series	$7,792,681	$(2,367,889)	$5,424,792	$32,130	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

MANAGED ACCOUNT SERIES	JULY 31, 2015	11

Schedule of Investments (continued)	Global SmallCap Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$521,093	—	—	$521,093
Australia	1,199,095	$1,832,908	—	3,032,003
Austria	—	1,564,777	—	1,564,777
Belgium	2,264,930	—	—	2,264,930
Brazil	783,724	—	—	783,724
British Virgin Islands	959,809	—	—	959,809
Canada	9,909,062	—	—	9,909,062
China	—	1,498,153	—	1,498,153
Cyprus	344,041	—	—	344,041
Denmark	—	1,498,398	—	1,498,398
France	1,113,266	5,085,980	—	6,199,246
Germany	—	3,228,835	—	3,228,835
Hong Kong	—	1,343,283	—	1,343,283
India	882,527	1,459,431	—	2,341,958
Indonesia	—	1,766,801	—	1,766,801
Ireland	1,459,967	—	—	1,459,967
Italy	516,331	3,909,365	—	4,425,696
Japan	—	10,657,428	—	10,657,428
Luxembourg	928,276	—	—	928,276
Malaysia	155,629	—	—	155,629
Norway	—	876,071	—	876,071
Poland	—	887,817	—	887,817
South Korea	—	1,798,446	—	1,798,446
Sweden	260,522	679,892	—	940,414
Switzerland	488,077	5,303,601	—	5,791,678
United Kingdom	5,412,814	6,330,713	—	11,743,527
United States	93,982,433	—	—	93,982,433
Warrants	—	548,262	—	548,262
Short-Term Securities:
Money Market Funds	—	5,424,792	—	5,424,792
Time Deposits	—	1,636,855	—	1,636,855

Total	$121,181,596	$57,331,808	—	$178,513,404

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,113	—	—	$2,113
Liabilities:
Collateral on securities loaned at value	—	$(5,424,792)	—	(5,424,792)

Total	$2,113	$(5,424,792)	—	$(5,422,679)

12	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments (concluded)	Global SmallCap Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments
Common Stocks
Australia	$929,816	—	—	$(929,816)
Belgium	578,886	—	—	(578,886)
China	—	$(324,284)	$324,284	—
Hong Kong	—	(373,777)	373,777	—
India	1,093,067	—	—	(1,093,067)
Indonesia	—	(762,668)	762,668	—
Luxembourg	915,331	—	—	(915,331)
United Kingdom	696,867	(1,198,762)	1,198,762	(696,867)

Total	$4,213,967	$(2,659,491)	$2,659,491	$(4,213,967)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

MANAGED ACCOUNT SERIES	JULY 31, 2015	13

Schedule of Investments July 31, 2015 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.9%
KLX, Inc. (a)	45,257	$1,777,695
Orbital ATK, Inc.	23,300	1,653,135
Triumph Group, Inc.	21,331	1,148,674

		4,579,504
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	42,916	2,011,473
Airlines — 0.5%
JetBlue Airways Corp. (a)	37,200	854,856
Auto Components — 0.9%
Lear Corp.	8,065	839,324
Tenneco, Inc. (a)	10,879	541,883

		1,381,207
Banks — 9.9%
Citizens Financial Group, Inc.	73,297	1,910,853
East West Bancorp, Inc.	29,900	1,338,324
FCB Financial Holdings, Inc., Class A (a)	34,700	1,205,131
First Horizon National Corp.	97,601	1,546,976
First Niagara Financial Group, Inc.	192,100	1,865,291
Hancock Holding Co.	41,300	1,206,786
People’s United Financial, Inc.	86,400	1,405,728
Prosperity Bancshares, Inc.	24,400	1,331,996
Synovus Financial Corp.	70,400	2,219,008
Valley National Bancorp	142,800	1,416,576

		15,446,669
Capital Markets — 2.0%
Ares Management LP	66,916	1,270,066
Federated Investors, Inc., Class B	38,600	1,301,206
Janus Capital Group, Inc.	36,600	599,508

		3,170,780
Chemicals — 2.8%
Albemarle Corp.	41,499	2,249,246
Axiall Corp.	20,886	614,675
FMC Corp.	31,600	1,533,864

		4,397,785
Commercial Services & Supplies — 1.6%
The ADT Corp.	51,703	1,785,304
Pitney Bowes, Inc.	33,777	706,615

		2,491,919
Communications Equipment — 2.2%
ARRIS Group, Inc. (a)	32,939	1,018,474
JDS Uniphase Corp. (a)	138,200	1,532,638
Juniper Networks, Inc.	30,300	861,126

		3,412,238
Construction & Engineering — 1.0%
KBR, Inc.	88,400	1,544,348
Consumer Finance — 1.3%
SLM Corp. (a)	220,044	2,009,002
Containers & Packaging — 2.3%
Owens-Illinois, Inc. (a)	38,400	819,840
Packaging Corp. of America	17,900	1,267,141
WestRock Co.	22,900	1,444,074

		3,531,055
Distributors — 0.9%
LKQ Corp. (a)	42,147	1,325,945
Electric Utilities — 4.1%
ALLETE, Inc.	20,100	970,629

Common Stocks	Shares	Value
Electric Utilities (concluded)
OGE Energy Corp.	67,300	$2,002,848
PNM Resources, Inc.	61,800	1,630,284
Westar Energy, Inc.	47,100	1,773,315

		6,377,076
Electrical Equipment — 1.8%
AMETEK, Inc.	17,725	940,311
Hubbell, Inc., Class B	17,500	1,827,175

		2,767,486
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.	27,200	1,581,680
Ingram Micro, Inc., Class A	70,475	1,919,034
Knowles Corp. (a)(b)	79,205	1,508,855

		5,009,569
Energy Equipment & Services — 2.6%
Oceaneering International, Inc.	28,000	1,120,560
Patterson-UTI Energy, Inc.	93,200	1,536,402
Superior Energy Services, Inc.	82,200	1,397,400

		4,054,362
Food & Staples Retailing — 1.3%
SUPERVALU, Inc. (a)	213,515	1,968,608
Food Products — 2.0%
Flowers Foods, Inc.	32,554	705,120
Pinnacle Foods, Inc.	24,566	1,104,242
Tyson Foods, Inc., Class A	28,145	1,248,231

		3,057,593
Gas Utilities — 0.4%
National Fuel Gas Co.	11,000	594,770
Health Care Equipment & Supplies — 2.2%
Teleflex, Inc.	21,462	2,875,693
Thoratec Corp. (a)	9,334	590,749

		3,466,442
Health Care Providers & Services — 1.8%
Owens & Minor, Inc.	80,438	2,828,200
Hotels, Restaurants & Leisure — 0.9%
Wyndham Worldwide Corp.	16,055	1,324,858
Household Durables — 2.7%
Jarden Corp. (a)	31,744	1,745,920
Mohawk Industries, Inc. (a)	8,195	1,652,030
Newell Rubbermaid, Inc.	20,118	870,707

		4,268,657
Household Products — 0.3%
Energizer Holdings, Inc.	14,006	539,371
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	15,200	1,539,152
Insurance — 5.5%
Alleghany Corp.	3,100	1,507,003
Arch Capital Group Ltd. (a)	14,600	1,041,856
Arthur J Gallagher & Co.	18,400	872,712
Brown & Brown, Inc.	15,300	511,785
FNF Group	28,200	1,102,338
The Hanover Insurance Group, Inc.	22,900	1,851,465
W.R. Berkley Corp.	30,800	1,716,176

		8,603,335
IT Services — 3.4%
Acxiom Corp. (a)	86,800	1,554,588

14	MANAGED ACCOUNT SERIES	JULY 31, 2015

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Amdocs Ltd.	16,200	$950,130
DST Systems, Inc.	14,600	1,593,590
Jack Henry & Associates, Inc.	17,859	1,247,630

		5,345,938
Life Sciences Tools & Services — 1.5%
Waters Corp. (a)	17,139	2,287,885
Machinery — 2.0%
Crane Co.	17,524	932,277
Dover Corp.	8,400	538,188
Joy Global, Inc.	1,000	26,410
Parker Hannifin Corp.	4,500	507,375
Xylem, Inc.	33,100	1,142,943

		3,147,193
Media — 2.9%
AMC Entertainment Holdings, Inc., Class A	26,522	855,335
Cable One, Inc. (a)	3,125	1,297,563
Live Nation Entertainment, Inc. (a)	34,317	899,792
Tribune Media Co., Class A	28,115	1,419,526

		4,472,216
Metals & Mining — 2.8%
Carpenter Technology Corp.	35,600	1,336,424
Steel Dynamics, Inc.	93,700	1,876,811
United States Steel Corp.	60,200	1,172,094

		4,385,329
Multiline Retail — 0.8%
Big Lots, Inc.	30,627	1,322,474
Multi-Utilities — 2.8%
Alliant Energy Corp.	26,100	1,605,411
MDU Resources Group, Inc.	52,700	1,028,177
TECO Energy, Inc.	81,200	1,796,144

		4,429,732
Oil, Gas & Consumable Fuels — 3.6%
Concho Resources, Inc. (a)	12,200	1,300,032
Energen Corp.	35,100	1,937,520
Oasis Petroleum, Inc. (a)	63,174	608,366
SM Energy Co.	46,400	1,720,048

		5,565,966
Paper & Forest Products — 0.8%
Domtar Corp.	30,800	1,252,328
Personal Products — 0.8%
Edgewell Personal Care Co.	12,718	1,217,240
Professional Services — 0.9%
Manpowergroup, Inc.	7,900	714,792
TransUnion (a)	27,900	700,290

		1,415,082
Real Estate Investment Trusts (REITs) — 5.0%
American Campus Communities, Inc.	36,409	1,358,784
LTC Properties, Inc.	43,950	1,928,087
Outfront Media, Inc.	28,319	711,656
Tanger Factory Outlet Centers, Inc.	69,057	2,242,971
WP GLIMCHER, Inc.	113,122	1,531,672

		7,773,170
Real Estate Management & Development — 1.3%
Alexander & Baldwin, Inc.	53,361	2,014,378
Semiconductors & Semiconductor Equipment — 2.3%
Atmel Corp.	108,200	895,896

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
First Solar, Inc. (a)	15,300	$677,790
Microchip Technology, Inc.	25,900	1,109,556
Qorvo, Inc. (a)	7,100	411,445
Semtech Corp. (a)	26,581	467,560

		3,562,247
Software — 2.4%
Activision Blizzard, Inc.	53,800	1,387,502
Check Point Software Technologies Ltd. (a)(b)	10,100	815,777
PTC, Inc. (a)	35,943	1,306,528
Solera Holdings, Inc.	6,300	230,517

		3,740,324
Specialty Retail — 2.6%
Foot Locker, Inc.	3,080	217,294
GNC Holdings, Inc., Class A	26,750	1,316,367
Staples, Inc.	132,734	1,952,517
Urban Outfitters, Inc. (a)	16,568	540,448

		4,026,626
Technology Hardware, Storage & Peripherals — 0.2%
Stratasys Ltd. (a)	11,300	347,249
Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp. (a)	13,017	948,679
PVH Corp.	8,126	942,941

		1,891,620
Thrifts & Mortgage Finance — 1.8%
New York Community Bancorp, Inc.	147,000	2,797,410
Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	13,700	976,262
Total Long-Term Investments (Cost — $137,095,123) — 99.1%		154,526,929

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 1.4%
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$2,256	2,256,348
	Par (000)
Time Deposits — 0.7%
JPMorgan Chase Bank N.A., 0.12%, 8/01/15	1,060	1,059,547
Total Short-Term Securities (Cost — $3,315,895) — 2.1%		3,315,895
Total Investments (Cost — $140,411,018*) — 101.2%		157,842,824
Liabilities in Excess of Other Assets — (1.2)%		(1,883,680)

Net Assets — 100.0%		$155,959,144

MANAGED ACCOUNT SERIES	JULY 31, 2015	15

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

Notes to Schedule of Investments

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$141,662,254

Gross unrealized appreciation	$23,024,229
Gross unrealized depreciation	(6,843,659)

Net unrealized appreciation	$16,180,570

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2015	Net Activity	Beneficial Interest Held at July 31, 2015	Income
BlackRock Liquidity Series, LLC, Money Market Series	$6,216,739	$(3,960,391)	$2,256,348	$9,556	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$154,526,929	—	—	$154,526,929
Short-Term Securities:
Money Market Funds	—	$2,256,348	—	2,256,348
Time Deposits	—	1,059,547	—	1,059,547

Total	$154,526,929	$3,315,895	—	$157,842,824

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, collateral on securities loaned at value of $2,256,348 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

16	MANAGED ACCOUNT SERIES	JULY 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date:	September 22, 2015